Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.40

Loan ID	Seller Loan ID	Investor Loan ID	Original Loan Amount	Initial Credit Loan Grades DBRS	Initial Credit Loan Grades Fitch	Initial Credit Loan Grades Kroll	Initial Credit Loan Grades Moody's	Initial Credit Loan Grades S&P	Initial Compliance Loan Grades DBRS	Initial Compliance Loan Grades Fitch	Initial Compliance Loan Grades Kroll	Initial Compliance Loan Grades Moody's	Initial Compliance Loan Grades S&P	Initial Property Loan Grades DBRS	Initial Property Loan Grades Fitch	Initial Property Loan Grades Kroll	Initial Property Loan Grades Moody's	Initial Property Loan Grades S&P	Initial Overall Loan Grades DBRS	Initial Overall Loan Grades Fitch	Initial Overall Loan Grades Kroll	Initial Overall Loan Grades Moody's	Initial Overall Loan Grades S&P	Final Credit Loan Grades DBRS	Final Credit Loan Grades Fitch	Final Credit Loan Grades S&P	Final Compliance Loan Grades DBRS	Final Compliance Loan Grades Fitch	Final Property Loan Grades Fitch	Final Overall Loan Grades Fitch
2025060646			XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A